As filed with the Securities and Exchange Commission on August 22, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

Registrant's telephone number, including area code: 952.767.2920

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 - June 30, 2014

Item 1. Proxy Voting Record.

The LoCorr Managed Futures Strategy Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Item 1. Proxy Voting Record.

The LoCorr Long/Short Commodities Strategy Fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

Item 1. Proxy Voting Record.

LoCorr Long/Short Equity Fund Proxy Voting Record for the period from July 1, 2013 through June 30, 2014:

FBR & CO.
Control# 695492607568

2014 Annual Meeting of Shareholders

Tuesday, June 3, 2014

For holders as of: Monday, April 7, 2014

Cusip: 30247C-400

	Proposal(s)		Recommendations of the Board of Directors		Your Vote
1.	DIRECTOR		For		For All Nominees
	1)	REENA AGGARWAL		1)	REENA AGGARWAL
	2)	RICHARD J. HENDRIX		2)	RICHARD J. HENDRIX
	3)	THOMAS J. HYNES, JR.		3)	THOMAS J. HYNES, JR.
	4)	RICHARD A. KRAEMER		4)	RICHARD A. KRAEMER
	5)	ARTHUR J. REIMERS		5)	ARTHUR J. REIMERS

2.	TO CONSIDER A NON- BINDING ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN THE PROXY STATEMENT.		For		For

3.	TO RATIFY THE APPOINTMENT OF BDO USA, LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.		For		For

WABCO HOLDINGS INC.
Control# 690466452885

2014 Annual Meeting of Shareholders

Thursday, May 22, 2014

For holders as of:  Friday, March 28, 2014

Cusip:  92927K-102

	Proposal(s)		Recommendations of the Board of Directors		Your Vote
1.	DIRECTOR		For		For All Nominees
	1)	G. PETER D'ALOIA		1)	G. PETER D'ALOIA
	2)	JUERGEN W. GROMER		2)	JUERGEN W. GROMER
	3)	MARY L. PETROVICH		3)	MARY L. PETROVICH

2.	RATIFY THE SELECTION OF ERNST & YOUNG BEDRIJFSREVISOREN BCVBA/REVISEURS D'ENTREPRISES SCCRL AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2014.	For	For

3.	APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS ("SAY-ON-PAY").	For	For

Item 1. Proxy Voting Record.

LoCorr Spectrum Income Fund proxy voting record for the period from July 1, 2013 through June 30, 2014:

Security Name	Exchange Ticker	Cusip	Shareholder Meeting Date	Matter Voted On	Who Proposed matter	Vote Cast On	How the Fund Voted	For or Against Management

Frontier Communications Corporation	FTR	35906A108	5/14/2014	Election of directors	Issuer	5/12/14	For all nominees	For
				Advisory proposal on executive compensation	Issuer	5/12/14	For	For
				Ratify selection of KPMG LLP as independent accounting firm for 2014	Issuer	5/12/14	For	For
Holly Frontier Corp.	HFC	436106108	5/14/2014	Election of directors	Issuer	5/12/14	For all nominees	For
				Advisory vote to approve named executive officer compensation	Issuer	5/12/14	For	For
				Ratify appointment of Ernst & Young LLP as accounting firm for fiscal year 2014	Issuer	5/12/14	For	For
				Stockholder proposal - greenhouse gas emissions	Stockholder	5/12/14	Against	For
Avenue Income Credit Strategies Fund	ACP	05358E106	5/15/2014	Election of directors	Issuer	5/14/14	For all nominees	For
EPR Properties	EPR	26884U109	5/15/2014	Election of directors	Issuer	5/14/14	For all nominees	For
				Approve on non-binding basis compensation of company's named executive officers	Issuer	5/14/14	For	For
				Ratify appointment of KPMG LLP as independent accounting firm for 2014	Issuer	5/14/14	For	For
American Realty Capital Corp.	ARCP	02917T104	5/29/2014	Election of directors	Issuer	5/22/14	For	For
				Ratify appointment of Grant Thornton LLP as independent auditor for 2014	Issuer	5/22/14	For	For
				Adopt non-binding resolution approving executive compensation named executive officers	Issuer	5/22/14	For	For
				Adopt non-binding resolution re: frequency company will hold vote on matter in proposal 3	Issuer	5/22/14	1 Year	For
Ares Capital Corp.	ARCC	04010L103	6/2/2014	Election of directors	Issuer	5/23/14	For	For
				Ratify selection of KPMG LLP as independent accounting firm for 2014	Issuer	5/23/14	For	For
				Authorize company, w/ approval of board of directors, to sell or issue shares of common	Issuer	5/23/14	For	For
stock at price below its then current net asset value per share subject to limitations set forth in proxy statement (including that the number of shares does not exceed 25% of company's outstanding stock).
Capstead Mortgage Corp.	CMO	14067E506	5/28/2014	Election of directors	Issuer	5/23/14	For	For
				Conduct a nonbinding vote to approve 2013 named executive officers' compensation	Issuer	5/23/14	For	For
				Approve our 2014 flexible incentive plan	Issuer	5/23/14	For	For
				Ratify appointment of Ernst & Young LLP as accounting firm for FY ending December 31, 2014	Issuer	5/23/14	For	For
Senior Housing Properties Trust	SNH	81721M109	6/5/2014	Election of trustee: Frederick N Zeytoonjian	Issuer	6/3/14	For	For
				Approval of amendment to declaration of trust to permit annual election of trustees	Issuer	6/3/14	For	For
				Advisory vote to approve named executive officer compensation	Issuer	6/3/14	For	For
				Ratification of appointment of Ernst & Young LLP as independent auditors for fiscal year 2014	Issuer	6/3/14	For	For
Vanguard Natural Resources LLC.	VNR	92205F106	6/5/2014	Election of directors	Issuer	6/3/14	For	For
				Advisory vote to approve executive compensation	Issuer	6/3/14	For	For
				Ratifiy appointment of BDO USA, LLP as independent accounting firm for 2014	Issuer	6/3/14	For	For
Hospitality Properties Trust	HPT	44106M102	6/10/2014	Election of independent trustee: John L Harringtn	Issuer	6/9/14	For	For
				Election of managing trustee: Barry M Portnoy	Issuer	6/9/14	For	For
				Approval of amendment to declaration of trust to permit annual election of trustees	Issuer	6/9/14	For	For
				Advisory vote to approve named executive officer compensation	Issuer	6/9/14	For	For
				Ratification of appointment of Ernst & Young LLP as independent auditors for FY 2014	Issuer	6/9/14	For	For
				Vote upon a shareholder proposal, if properly presented at the meeting	Shareholder	6/9/14	Abstain	For
MS Emerging Market Domestic Debt Fund Inc.	EDD	617477104	6/17/2014	Election of Directors	Issuer	6/13/14	For all nominees	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LoCorr Investment Trust

By (Signature and Title)      /s/ Kevin Kinzie
Kevin Kinzie, President

Date         8/22/2014